STOCK BASED COMPENSATION EXPENSE - Equity incentive plans (Details) - USD ($) $ in Millions			9 Months Ended	12 Months Ended
	Mar. 31, 2025	Feb. 13, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
STOCK BASED COMPENSATION EXPENSE
Number of shares authorized			8,692,379
Number of shares granted or issued			7,473,415
Shares available for issuance			1,218,964
Shares of common stock subject to outstanding awards			73,517,552	77,150,622	13,159,256
Maximum
STOCK BASED COMPENSATION EXPENSE
Vesting period				10 years
2024 Plan
STOCK BASED COMPENSATION EXPENSE
Expiration period			10 years	10 years
Shares available for issuance				2,708,175
Shares of common stock subject to outstanding awards				0
2024 Plan | Restricted Stock Units
STOCK BASED COMPENSATION EXPENSE
Granted	620,934	724,646
Aggregate fair value on grant date	$ 4.6	$ 12.9
Vesting period	3 years
2024 Plan | Restricted Stock Units | Minimum
STOCK BASED COMPENSATION EXPENSE
Vesting period		1 year
2024 Plan | Restricted Stock Units | Maximum
STOCK BASED COMPENSATION EXPENSE
Vesting period		3 years
2024 Plan | Time-based restricted stock units (RSUs)
STOCK BASED COMPENSATION EXPENSE
Granted			1,528,030
2024 Plan | Time-based restricted stock units (RSUs) | Minimum
STOCK BASED COMPENSATION EXPENSE
Vesting period			1 year
2024 Plan | Time-based restricted stock units (RSUs) | Maximum
STOCK BASED COMPENSATION EXPENSE
Vesting period			3 years
2007 and 2017 Stock Plans
STOCK BASED COMPENSATION EXPENSE
Number of shares granted or issued				5,980,204